OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Schedule of Other Liabilities
Other liabilities consist of the following:

	December 31,
(Dollars in thousands)	2012	2011
Pension benefit obligation	$30,416	$28,803
Asset retirement obligations	11,854	11,233
Non-controlling interests	7,923	7,923
Deferred compensation	3,396	2,672
Derivatives	225	2,296
Other	634	1,351
Other liabilities	$54,448	$54,278